Property, Plant and Equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		£ 16,498	£ 15,971
Ending balance		17,000	16,498
Carrying amount before engineering stores		16,956	16,440
Engineering stores		44	58
Carrying amount including engineering stores		17,000	16,498
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		54,025	52,450
Additions	[1]	2,894	2,846
Transfers			4
Disposals and adjustments	[2]	(1,789)	(1,758)
Exchange differences		(53)	483
Ending balance		55,077	54,025
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		(37,585)	(36,550)
Depreciation of property, plant and equipment		2,391	2,392
Disposals and adjustments	[2]	(1,816)	(1,767)
Exchange differences		(39)	410
Ending balance		(38,121)	(37,585)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount before engineering stores	[3]	489	485
Carrying amount including engineering stores	[3]	489	485
Land and Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	1,302	1,278
Additions	[1],[3]	12	6
Transfers	[3]	36	14
Disposals and adjustments	[2],[3]	(82)	(45)
Exchange differences	[3]	(6)	49
Ending balance	[3]	1,262	1,302
Land and Buildings [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	(817)	(750)
Depreciation of property, plant and equipment	[3]	57	64
Disposals and adjustments	[2],[3]	(96)	(36)
Exchange differences	[3]	(5)	39
Ending balance	[3]	(773)	(817)
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount before engineering stores	[3]	14,993	14,158
Carrying amount including engineering stores	[3]	14,993	14,158
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	49,372	48,194
Additions	[1],[3]	193	40
Transfers	[3]	2,793	2,393
Disposals and adjustments	[2],[3]	(1,540)	(1,637)
Exchange differences	[3]	(35)	382
Ending balance	[3]	50,783	49,372
Network Infrastructure [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[3]	(35,214)	(34,287)
Depreciation of property, plant and equipment	[3]	2,213	2,224
Disposals and adjustments	[2],[3]	(1,613)	(1,627)
Exchange differences	[3]	(24)	330
Ending balance	[3]	(35,790)	(35,214)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount before engineering stores	[4]	356	384
Carrying amount including engineering stores	[4]	356	384
Land and Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	1,938	1,870
Additions	[1],[4]	92	128
Transfers	[4]	16	(1)
Disposals and adjustments	[2],[4]	(119)	(106)
Exchange differences	[4]	(13)	47
Ending balance	[4]	1,914	1,938
Land and Buildings [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	(1,554)	(1,513)
Depreciation of property, plant and equipment	[4]	121	104
Disposals and adjustments	[2],[4]	(107)	(104)
Exchange differences	[4]	(10)	41
Ending balance	[4]	(1,558)	(1,554)
Assets in Course of Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount before engineering stores		1,118	1,413
Engineering stores		44	58
Carrying amount including engineering stores		1,162	1,471
Assets in Course of Construction [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		1,413	1,108
Additions	[1]	2,597	2,672
Transfers		(2,845)	(2,402)
Disposals and adjustments	[2]	(48)	30
Exchange differences		1	5
Ending balance		£ 1,118	£ 1,413

[1]	Net of grant funding of £74m (2016/17: £28m net grant deferral).
[2]	Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.3bn (2016/17: £1.1bn).
[3]	The carrying amount of the group’s property, plant and equipment includes an amount of £53m (2016/17: £73m) in respect of assets held under finance leases, comprising land and buildings of £42m (2016/17: £45m) and network infrastructure of £11m (2016/17: £28m). The depreciation expense on those assets in 2017/18 was £10m (2016/17: £10m), comprising land and buildings of £3m (2016/17: £3m) and network infrastructure of £7m (2016/17: £7m).
[4]	Other mainly comprises motor vehicles, computers and fixtures and fittings.